Income Taxes (Components) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	$ 469	$ (67)
Income tax expense (recovery)	520	(22)
Supplemental Tax Information [Abstract]
Income before provision for income taxes	819	244
Income taxes, at statutory income tax rates	254	76
Canada [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	24	13
Deferred income taxes	3	(113)
Operating loss carry forwards	(40)	(2)
Supplemental Tax Information [Abstract]
Income before provision for income taxes	88	71
United States [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	24	18
Deferred income taxes	384	151
Operating loss carry forwards	(194)	(104)
Supplemental Tax Information [Abstract]
Income before provision for income taxes	693	44
Other [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	3	15
Deferred income taxes	(1)	0
Supplemental Tax Information [Abstract]
Income before provision for income taxes	$ 38	$ 129